Fair value measurements	12 Months Ended
Dec. 31, 2011
Fair value measurements

12 Fair value measurements

The Company adopted ASC 820 (formally referred to as SFAS 157, “Fair value measurements and Disclosures”) on January 1, 2008 for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability. ASC 820 also discusses valuation techniques, such as market, income and/or cost approaches and specifies a three-level hierarchy of valuation inputs that prioritizes the inputs to valuation techniques used to measure fair value.

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The following represents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2011 and the respective basis of measurement:

Investment in Equity Securities (classified as Trading and AFS securities)

	Fair Value Measurement at December 31, 2010
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total at December 31, 2010
	Rmb	Rmb	Rmb	Rmb
Trading securities	20,429	—	—	20,429
Available-for-sale securities	14,120	—	—	14,120

Total	34,549	—		34,549

	Fair Value Measurement at December 31, 2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total at December 31 2011
	Rmb	Rmb	Rmb	Rmb
Trading securities	5,635	—	—	5,635
Available-for-sale securities	11,162	—	—	11,162

Total	16,797	—	—	16,797

The Company held investments in marketable securities listed on the Stock Exchange of Hong Kong, whose fair values were derived from quoted prices in active markets.

Investment in convertible note

On May 27, 2010, a wholly-owned subsidiary of the Company subscribed and acquired a three-year zero coupon convertible bond (the “Bond”) at a principal amount of HK$16,390 from China Ruifeng Galaxy Renewable Energy Holdings Limited, which is a renewable energy company listed on the Hong Kong Stock Exchange who engages in manufacturing, processing and sales of wind power equipment; constructing power grid and transformer projects in China, supplying components manufacturing clean energy and energy-saving equipment. The Bond was recorded as an investment in convertible note under ASC 825 and the changes in fair value from inception up to August 4, 2010 amounting to RMB1,917 was recorded in the consolidated statements of operations for the year ended December 31, 2010. On August 4, 2010, the Bond was converted into 11,000,000 ordinary shares of the issuer. After the conversion, it was reclassified as trading securities under ASC 320.

The following represents the reconciliation of the beginning and ending balance of investment in convertible note measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in 2010:

Investment in Bond	2010
Rmb
Beginning balance at January 1, 2010	—
Investments made	14,280
Total gains (realized/unrealized) included in earnings	1,917
Conversion	(16,197)

Ending balance at December 31, 2010	—

Liabilities relating to warrants and option rights

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2010
	Rmb	Rmb	Rmb	Rmb
Warrant A (Notes 17)	—	—	2,448	2,448

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
	Rmb	Rmb	Rmb	Rmb
Warrant A (Notes 17)	—	—	84	84

The fair value of those warrants and option rights was derived based on the Binomial Model and Monte Carlo simulation. The assumptions include selecting several comparables from the market devoted to solar energy as reference to determine the volatility rate of the Company. Stock price, volatility, expected term, risk-free rate, dividend yield and fundamental changes event probabilities are the significant inputs into these valuation models.

The keys assumptions have been used were as follows:

	2010	2011
Risk-free rate(1)	0.901%	0.24%
Volatility rate(2)	76.54%	82.17%
Dividend yield(3)	—	—

1.	The risk-free interest rate represents the yields to maturity of U.S. Government Strips with respective terms to maturity as at the valuation date.
2.	Expected volatility is estimated based on the historical volatility of the Company’s stock price and/or the comparable public-traded companies.
3.	The Company has no plan to pay dividends on its common stock.

The following represents the reconciliation of the beginning and ending balance of liabilities relating to warrants and option rights measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2010 and 2011:

Warrants and option rights
	2010	2011
	Rmb	Rmb
Beginning balance at January 1	3,003	2,448
Total gains (realized/unrealized) included in earnings:	(555)	(2,364)

Ending balance at December 31	2,448	84

As discussed in Notes 2(z) and 21, the Company issued a convertible note to a subscriber and recorded the embedded conversion option as a derivative. The fair value of the derivative was derived based on the Binomial Model. The assumptions include selecting several comparables from the market devoted to solar energy as reference to determine the volatility rate of the Company. Stock price, volatility, expected term and risk-free rate are the significant inputs into these valuation models.

The following represents the reconciliation of the beginning and ending balances of liabilities relating to derivative measured at fair value on a recurring basis using significant unobservable inputs (Level 3) in 2009:

Derivative embedded in convertible note
2009
Rmb
Beginning balance at January 1	—
Issuances	29,960
Total losses (realized) included in earnings	5,040
Settlement	(35,000)

Ending balance at December 31	—